Property, Equipment and Software, Net - Schedule of property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment, gross	$ 160,599	$ 82,808
Less accumulated depreciation and amortization	(27,317)	(11,542)
Total property, equipment and software, net	133,282	71,266
Construction in Progress [Member]
Property, plant and equipment, gross	39,116	10,437
Software [Member]
Property, plant and equipment, gross	5,295	96
Charging Equipment [Member]
Property, plant and equipment, gross	8,611	3,042
Charging Station Installation Costs [Member]
Property, plant and equipment, gross	63,932	41,862
Charging Station Equipment [Member]
Property, plant and equipment, gross	42,799	27,010
Office Equipment And Vehicles [Member]
Property, plant and equipment, gross	$ 846	$ 361